BUSINESS COMBINATIONS (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
The preliminary determination of the fair value of the net assets acquired and liabilities assumed arising from the acquisition are as follows:

Total
Current assets(1)	$16.2
Current liabilities	(21.3)
Property, plant and equipment	103.0
Investment in equity accounted investee	8.4
Intangible assets	114.9
Deferred tax	(5.3)
Non-current liabilities	(16.8)
Fair value of net assets acquired, excluding cash and cash equivalents	$199.1
Cash and cash equivalents acquired	15.1
Total purchase consideration	$214.2
Fair value of long-term contingent cash consideration payable	(10.7)
Settlement of pre-existing relationship	(0.9)
Fair value of previously held interest in AACE	(87.8)
Total cash consideration	$114.8
(1) Excluding cash on hand.